                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Pax World Management Corp.
                 -------------------------------
   Address:      222 State Street
                 -------------------------------
                 Portsmouth, NH 03801
                 -------------------------------

Form 13F File Number: 028-05955
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alicia DuBois
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   603-431-8022
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  Alicia DuBois              Portsmouth, NH       2/13/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 145
                                        --------------------

Form 13F Information Table Value Total: 1,649,064
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------   -----

ABBOTT LABS COM NPV       COM              002824100    14613   300000  SH           Sole                     300000
ACCENTURE LTD BERMUDA
 SHS A                    COM              G1150G111    21235   575000  SH           Sole                     575000
AKAMAI TECHNOLOGIES INC   COM              00971T101     4781    90000  SH           Sole                      90000
ALLIANCE DATA
 SYSTEMS CORP             COM              018581108     3124    50000  SH           Sole                      50000
ALLSCRIPTS HEALTHCARE
 SOLUTION                 COM              01988P108     2159    80000  SH           Sole                      80000
ALLTEL CORP DEL           COM              020039103    24192   400000  SH           Sole                     400000
AMDOCS LTD SHS            COM              G02602103    20344   525000  SH           Sole                     525000
AMERICA MOVIL S A DEC
 V SPONS                  COM              02364W105    50194  1110000  SH           Sole                    1110000
AMERICAN STD COS INC DEL  COM              029712106    13310   290300  SH           Sole                     290300
AMGEN INC COM             COM              031162100    30740   450000  SH           Sole                     450000
APACHE CORP COM           COM              037411105    18051   271400  SH           Sole                     271400
APPLIED MATERIALS INC COM COM              038222105    16006   867542  SH           Sole                     867542
AQUA AMER INC COM         COM              03836W103    10110   443832  SH           Sole                     443832
ARACRUZ CELULOSE
 S A SPONSORED            COM              038496204    10717   175000  SH           Sole                     175000
ASBURY AUTOMOTIVE
 GROUP INC                COM              043436104      942    40000  SH           Sole                      40000
ASTRAZENECA PLC ADR       COM              046353108    17034   318100  SH           Sole                     318100
AUTOMATIC DATA
 PROCESS COM              COM              053015103    29550   600000  SH           Sole                     600000
AVENTINE RENEWABLE ENERGY COM              05356x403     1178    50000  SH           Sole                      50000
AVON PRODS INC COM        COM              054303102    21212   642000  SH           Sole                     642000
BAKER HUGHES INC COM      COM              057224107    36210   485000  SH           Sole                     485000
BANCO BILBAO VIZCAYA
 ARGENTARI                COM              05946K101     4211   175000  SH           Sole                     175000
BAXTER INTL INC COM       COM              071813109    11598   250000  SH           Sole                     250000
BECTON DICKINSON + CO COM COM              075887109     8916   127100  SH           Sole                     127100
BED BATH + BEYOND INC COM COM              075896100     8573   225000  SH           Sole                     225000
BEMIS INC                 COM              081437105     6038   177700  SH           Sole                     177700
BP PLC SPONSORED ADR      COM              055622104    16775   250000  SH           Sole                     250000
BT GROUP PLC ADR          COM              05577e101    29945   500000  SH           Sole                     500000
CANON INC ADR             COM              138006309     1698    30000  SH           Sole                      30000
CEMEX S A SPONSORED
 ADR NEW RE               COM              151290889    33538   989899  SH           Sole                     989899
CERNER CORP               COM              156782104     2275    50000  SH           Sole                      50000
CHECKFREE CORP NEW COM    COM              162813109    20080   500000  SH           Sole                     500000
CHESAPEAKE ENERGY
 CORP COM                 COM              165167107    13799   475000  SH           Sole                     475000
CHICAGO BRDG + IRON
 CO N V N Y               COM              167250109     9011   329600  SH           Sole                     329600
CISCO SYS INC             COM              17275r102    40175  1470000  SH           Sole                    1470000
CIT GROUP INC             COM              125581108     9576   171700  SH           Sole                     171700
CITRIX SYS INC COM        COM              177376100    10577   391000  SH           Sole                     391000
COACH INC COM             COM              189754104    20449   476000  SH           Sole                     476000
COMMSCOPE INC             COM              203372107     3658   120000  SH           Sole                     120000
CORN PRODUCTS
 INTL INC COM             COM              219023108    22824   660800  SH           Sole                     660800
CVS CORP COM              COM              126650100    28283   915000  SH           Sole                     915000
DEERE & CO                COM              244199105    20041   210800  SH           Sole                     210800
DENTSPLY INTL             COM              249030107    10489   351402  SH           Sole                     351402
DEUTSCHE TELEKOM AG       COM              251566105     6891   378600  SH           Sole                     378600
DEVON ENERGY              COM              25179M103     1006    15000  SH           Sole                      15000
DIGITAL RIVER INC         COM              25388b104     3347    60000  SH           Sole                      60000
DONNELLEY R R +
 SONS CO COM              COM              257867101    10662   300000  SH           Sole                     300000
DYNEGY INC                COM              26816Q101       71     9757  SH           Sole                       9757
EMC CORP COM              COM              268648102    23100  1750000  SH           Sole                    1750000
ENSCO INTL INC            COM              26874q100    32539   650000  SH           Sole                     650000
ENTEGRIS INC.             COM              29362U104    10156   938600  SH           Sole                     938600
EQUITABLE RES INC COM     COM              294549100    20900   500600  SH           Sole                     500600
ESTEE LAUDER              COM              518439104    10205   250000  SH           Sole                     250000
FAIR ISAAC CORPORATION    COM              303250104    12963   318900  SH           Sole                     318900
FISERV INC                COM              337738108    26210   500000  SH           Sole                     500000
GAME STOP CORP            COM              36467w109    13778   250000  SH           Sole                     250000
GARDNER DENVER INC        COM              365558105    12872   345000  SH           Sole                     345000
GARMIN LTD COM            COM              G37260109     4453    80000  SH           Sole                      80000
GILEAD SCIENCES INC COM   COM              375558103     4545    70000  SH           Sole                      70000
GLAXOSMITHKLINE
 PLC SPONSORED            COM              37733W105    15828   300000  SH           Sole                     300000
GRUPO TELEVISION SA DE CV COM              40049j206     8103   300000  SH           Sole                     300000
HAIN CELESTIAL GROUP      COM              405217100     1873    60000  SH           Sole                      60000
HELIX ENERGY SOLUTIONS    COM              42330p107    12548   400000  SH           Sole                     400000
HENRY SCHEIN INC          COM              806407102    10808   220660  SH           Sole                     220660
HEWITT ASSOCS INC CLASS A COM              42822Q100     8248   320300  SH           Sole                     320300
HONDA MTR CORP ADR        COM              438128308     6920   175000  SH           Sole                     175000
HOSPITALITY PPTYS TR
 COM SH BE                COM              44106M102     9506   200000  SH           Sole                     200000
INFRASOURCE SVCS INC COM  COM              45684P102     1446    66400  SH           Sole                      66400

ING GROEP                 COM              456837103    12818   290200  SH           Sole                     290200
INTEL CORP                COM              458140100    10631   525000  SH           Sole                     525000
INTUIT COM                COM              461202103    18306   600000  SH           Sole                     600000
INVESTMENT TECHNOLOGY
 GROUP                    COM              46145f105     3002    70000  SH           Sole                      70000
J2 GLOBAL COMMUNICATIONS  COM              46626e205     4088   150000  SH           Sole                     150000
JABIL CIRCUIT INC         COM              466313103     6383   260000  SH           Sole                     260000
JOHNSON + JOHNSON COM     COM              478160104    13204   200000  SH           Sole                     200000
JOY GLOBAL                COM              481165108     9668   200000  SH           Sole                     200000
KEYSPAN CORP COM          COM              49337W100    12354   300000  SH           Sole                     300000
KIMBERLY CLARK CORP COM   COM              494368103    25481   375000  SH           Sole                     375000
KOMAG INC                 COM              500453204     3788   100000  SH           Sole                     100000
LINCOLN NATIONAL CORP     COM              534187109    18229   274539  SH           Sole                     274539
LOWES COS INC USD0.50     COM              548661107    12149   390000  SH           Sole                     390000
MARVEL TECHNOLOGY         COM              G5876H105      576    30000  SH           Sole                      30000
MCCORMICK & CO INC        COM              579780206    13496   350000  SH           Sole                     350000
MCKESSON CORP             COM              58155q103    24336   480000  SH           Sole                     480000
MEDTRONIC INC COM         COM              585055106    20066   375000  SH           Sole                     375000
MICRON TECHNOLOGY INC     COM              059511210      698    50000  SH           Sole                      50000
MICROSOFT CORP COM        COM              594918104    23888   800000  SH           Sole                     800000
MITSUBISHI FINANCIAL INC  COM              606822104    12450  1000000  SH           Sole                    1000000
NAM TAI ELECTRONICS
 COM NEW                  COM              629865205     5697   375000  SH           Sole                     375000
NASDAQ STK MKT INC        COM              631103108     2155    70000  SH           Sole                      70000
NATIONAL BANK GREECE SA   COM              633643408    10230  1100000  SH           Sole                    1100000
NETWORK APPLIANCE INC     COM              64120l104     1964    50000  SH           Sole                      50000
NOKIA CORP SPONSORED ADR  COM              654902204    20828  1025000  SH           Sole                    1025000
NOMURA HOLDINGS INC ADR   COM              65535H208     4735   250000  SH           Sole                     250000
O REILLY AUTOMOTIVE
 INC COM                  COM              686091109     4809   150000  SH           Sole                     150000
ONEOK PARTNERS LP         COM              68268N103      950    15000  SH           Sole                      15000
PENTAIR INC COM           COM              709631105     2628    83700  SH           Sole                      83700
PEPSICO INC NC            COM              713448108    17201   275000  SH           Sole                     275000
PHARMACEUTICAL PROD
 DEV INC                  COM              717124101      806    25000  SH           Sole                      25000
PHILIPPINE LONG DISTANCE  COM              718252604     5108    99900  SH           Sole                      99900
PLAINS ALL AMERICAN
 PIPELINE L               COM              726503105      768    15000  SH           Sole                      15000
PRA INTERNATIONAL         COM              69353C101     4422   175000  SH           Sole                     175000
PROCTOR & GAMBLE          COM              742718109    27315   425000  SH           Sole                     425000
PSYCHIATRIC SOLUTIONS     COM              744339H10     3002    80000  SH           Sole                      80000
QUALCOMM INC COM          COM              747525103    10506   278000  SH           Sole                     278000
QUALITY SYSTEMS INC       COM              747582104     2609    70000  SH           Sole                      70000
QUANTA SERVICES           COM              74762e102     1574    80000  SH           Sole                      80000
QUESTAR CORP COM          COM              748356102    23254   280000  SH           Sole                     280000
RYDER SYS INC COM         COM              783549108    17018   333300  SH           Sole                     333300
SAP AKTIENGESELLSCHAFT
 SPONSER                  COM              803054204    11666   219700  SH           Sole                     219700
SEAGATE TECHNOLOGIES      COM              G7945J104    13250   500000  SH           Sole                     500000
SEALED AIR CORP NEW COM   COM              81211K100    16230   250000  SH           Sole                     250000
SENOMYX                   COM              81724Q107     3248   250000  SH           Sole                     250000
SLM CORP COM              COM              78442P106    12193   250000  SH           Sole                     250000
STAPLES INC COM           COM              855030102    32040  1200000  SH           Sole                    1200000
STRYKER CORP COM          COM              863667101    16533   300000  SH           Sole                     300000
SUMITOMO MITSUI
 FINANCIAL GROU           COM              86562m100     1053   102000  SH           Sole                     102000
SUNCOR ENERGY INC         COM              867229106    11047   140000  SH           Sole                     140000
SUNTECH POWER INC         COM              86800c104     1020    30000  SH           Sole                      30000
SUPERIOR ENERGY
 SERVICES INC             COM              868157108      817    25000  SH           Sole                      25000
TELEFONOS DE MEXICO
 S A SPONSO               COM              879403780    14130   500000  SH           Sole                     500000
TIMBERLAND CO             COM              887100105     8078   255800  SH           Sole                     255800
TIME WARNER INC           COM              887317105     5445   250000  SH           Sole                     250000
TJX COS NEW COM           COM              872540109      844    29600  SH           Sole                      29600
TOWER GROUP INC           COM              891777104     2520    81100  SH           Sole                      81100
TOYOTA MTR CORP ADR       COM              892331307    13431   100000  SH           Sole                     100000
TPG NV                    COM              892339102    14001   325000  SH           Sole                     325000
TRACTOR SUPPLY CO         COM              892356106     1341    30000  SH           Sole                      30000
UGI CORP NEW COM          COM              902681105    13640   500000  SH           Sole                     500000
UNITED PARCEL SVC
 INC CL B                 COM              911312106      750    10000  SH           Sole                      10000
UTI WORLDWIDE INC         COM              G87210103    10465   350000  SH           Sole                     350000
VEOLIA ENVIRONMENT ADR    COM              92334n103    28223   375000  SH           Sole                     375000
VIACOM INC CLASS B        COM              92553p201     1641    40000  SH           Sole                      40000
VODAFONE GROUP PLC
 NEW SPONSOR              COM              92857W209    13334   480000  SH           Sole                     480000
WEATHERFORD INTL LTD      COM              G95089101     3134    75000  SH           Sole                      75000
WHOLE FOODS MKT INC       COM              966837106     1173    25000  SH           Sole                      25000
WILLIAMS SONOMA INC       COM              969904101     8646   275000  SH           Sole                     275000
WILLIS GROUP HOLDINGS
 LTD SHS                  COM              G96655108    10928   275200  SH           Sole                     275200
WINDSTREAM CORP           COM              97381W104     3676   258482  SH           Sole                     258482
YAHOO INC COM             COM              984332106     8045   315000  SH           Sole                     315000
AEGON PERFD FLOATING RATE PFD              007924509     1170    45000  SH           Sole                      45000
FEDERAL HOME LOAN MTG
 PFRD ARM                 PFD              313400608     1072    25000  SH           Sole                      25000
HEALTH CARE REIT INC PFD
 SER F                    PFD              42217K403     1035    40000  SH           Sole                      40000
HRPT PPTYS TR PFD
 SER B 8.75PC             PFD              40426W309     1286    50000  SH           Sole                      50000
REGENCY CTRS CORP DEP
 SHS REPS                 PFD              758849202      819    32000  SH           Sole                      32000

ENBRIDGE ENERGY
 PARTNERS LP              LTD              29250R106      741    15000  SH           Sole                      15000